MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   KPM INVESTMENT MANAGEMENT, INC.
   1600 Broadway, Suite 1100
   Denver, Colorado 80202

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Tucker Hart Adams
   Gary C. Cornia
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   James M. McCullough, Senior Vice President
   Emily T. Rae, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

JUNE 30, 2002

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                     SERVING COLORADO INVESTORS FOR 15 YEARS

                            TAX-FREE FUND OF COLORADO
                               SEMI-ANNUAL REPORT

                               "POSITIVE RETURNS"

                                                                 August 21, 2002

Dear Fellow Shareholder:

     Lately, it is difficult to go through even a single day without hearing some unsettling news - the stock market is down again, a new terror alert is issued, etc., etc. In fact, in most people's viewpoint, it is pretty "ugly" out there in terms of the securities markets.

     By contrast, we are pleased to provide you with some good news in the form of this latest Semi-Annual Report for Tax-Free Fund of Colorado. Your investment in the Fund continues to provide you and all other shareholders with a POSITIVE RETURN.

* Every month you receive a dividend either through a cash payment or a statement of reinvestment. This distributed return has been positive each month and is DOUBLE TAX-FREE to you and all of the Fund's shareholders. Considering all the negative returns that are a product of the securities markets these days, that's pretty good. When you equate this DOUBLE TAX-FREE return to a taxable return using the 28% tax bracket, it would be equivalent to a 7% return on your money.

* Additionally, although the share price of the Fund can and will vary depending upon market conditions, we strive to manage your investment to keep fluctuations relatively moderate. During the latest report period from January 1, 2002 to June 30, 2002, the share price actually increased from $10.32 to $10.59. This share price increase may seem to be relatively modest in nature. However, considering the world out there, it is indeed pleasant to get any INCREASE in price in addition to the POSITIVE RETURN of the dividends.

* The Fund has continued to be a source of good over this report period through the municipal bond holdings in its portfolio. The municipal bonds in the Fund have helped communities throughout the entire state of Colorado to build and renovate a variety of public purpose projects. The roads, schools, hospitals, airports, and other projects that have been financed by the Fund have benefited all shareholders, as well as the entire citizenry of the state of Colorado.

THE FUND'S STRATEGY

     How have we been able to produce these results during a time when many other funds and organizations are struggling?

     We believe it comes down to the Fund's strategy of providing a portfolio of quality, intermediate maturity securities, and diversification.

     We have always taken the approach of having the Fund comprised of high-quality securities. In fact, the Fund's prospectus specifically limits the portfolio manager to investing in investment grade bonds or equivalent, those which are within the top four credit ratings - AAA, AA, A and BBB. In practice, 96.2% of the portfolio is invested in the top two categories - AAA AND AA. Historically, these higher quality bonds have experienced fewer problems and lesser fluctuation than those outside of our investment universe.

     We believe that having a portfolio which is intermediate in its maturity tends to moderate the fluctuation in share price for the Fund. We, therefore, strive to structure the Fund's portfolio so that some of the bonds have maturities of 1 year, while others have maturities of 20 - 25 years, but the overall average is 8.7 years. This helps us to keep the value of your investment stable. Moreover, it ensures that the capital of your investment is basically there when you need it.

     Furthermore, the investments of your Fund are geographically spread over a diverse group of projects. As of June 30, 2002, Tax-Free Fund of Colorado had approximately 140 securities in its portfolio. These were spread over the entire state and thus were not overly concentrated. This approach has two benefits. One is avoiding any adverse effect to the share value in the remote event that any particular bond had a problem. Second, it helps build and renovate the various kinds of municipal projects that help citizens throughout the state.

APPRECIATION

     Management of the Fund will continue to strive to do the kind of things that will provide you and other shareholders with the satisfaction that your investment is producing a POSITIVE RETURN for you, while providing you with a high level of confidence.

     We continue to value the support you have placed in the Fund through your investment.

                                   Sincerely,


/s/  Diana P. Herrmann                         /s/  Lacy B. Herrmann
-----------------------                        ----------------------
Diana P. Herrmann                              Lacy B. Herrmann
President                                      Chairman of the Board of Trustees


For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT). Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            TAX-FREE FUND OF COLORADO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (38.8%)                              S&P           VALUE
------------   --------------------------------------------------------  ----------      -----------
               CITY & COUNTY (4.1%)
               --------------------------------------------------------
               Denver Colorado City & County
$  2,260,000      5.00%, 09/01/12 FSA Insured .........................    Aaa/AAA       $   2,421,025
   2,000,000      5.00%, 08/01/15 .....................................    Aa1/AA+           2,102,500
   1,835,000      5.00%, 12/01/15 .....................................    Aa2/AA            1,915,281
               Denver Colorado City & County Excise Tax Revenue
   1,000,000      5.00%, 09/01/11 FSA Insured .........................    Aaa/AAA           1,080,000
               Westminster Colorado Water Series 1992 A
   1,000,000      6.25%, 12/01/07 .....................................    Aa3/AA            1,020,130
                                                                                         -------------
                                                                                             8,538,936
                                                                                         -------------
               METROPOLITAN DISTRICT (8.8%)
               --------------------------------------------------------
               Boulder Colorado Central Area Improvement
   2,500,000      6.30%, 08/15/07 FGIC Insured ........................    Aaa/AAA           2,514,700
               Castle Pines Metropolitan District
   1,060,000      5.50%, 12/01/07 FSA Insured .........................    Aaa/AAA           1,185,875
               Foothills Park & Recreational District
   1,310,000      5.00%, 12/01/12 FSA Insured .........................    Aaa/NR            1,411,525
   1,325,000      5.00%, 12/01/13 FSA Insured .........................    Aaa/NR            1,414,438
               Highlands Ranch Metropolitan District #1, Refunding
   1,530,000      6.25%, 09/01/06 MBIA Insured ........................    Aaa/AAA           1,540,511
   1,000,000      5.75%, 09/01/08 AMBAC Insured .......................    Aaa/AAA           1,127,500
   1,730,000      5.75%, 09/01/09 AMBAC Insured .......................    Aaa/AAA           1,961,387
               Highlands Ranch Metropolitan District #4
   1,000,000      5.80%, 12/01/07 LOC: Swiss Bank, Pre-Refunded .......    Aaa/NR            1,116,250
               Interstate South Metropolitan District
   2,165,000      5.75%, 12/01/09 LOC: US Bank ........................    NR/AA-            2,289,488
               South Suburban Park & Recreational District
   1,365,000      5.125%, 12/15/09 FGIC Insured .......................    Aaa/AAA           1,482,731
               Westglenn Metropolitan District Colorado
   1,000,000      6.25%, 12/01/08 Pre-Refunded ........................     NR/A+            1,080,000
               Westglenn Metropolitan District Colorado Jefferson
                  County Refunding
   1,065,000      5.65%, 12/01/04 ETM .................................     NR/A+            1,106,269
                                                                                         -------------
                                                                                            18,230,674
                                                                                         -------------


               SCHOOL DISTRICTS (25.9%)
               --------------------------------------------------------
               Adams County School District #12
$  1,255,000      5.625%, 12/15/08 FGIC Insured .......................    Aaa/AAA       $   1,400,894
   2,000,000      5.00%, 12/15/12, MBIA Insured .......................    Aaa/NR            2,155,000
               Adams County School District #14
   1,275,000      5.75%, 12/01/08 FSA Insured .........................    Aaa/AAA           1,431,187
               Arapahoe County Cherry Creek School District #5
   1,000,000      5.50%, 12/15/08 .....................................    Aa1/AA            1,118,750
   2,760,000      5.50%, 12/15/11 .....................................    Aa1/AA            3,029,100
   2,750,000      5.50%, 12/15/12 .....................................    Aa1/AA            2,994,063
               Boulder Valley Colorado School District
   1,215,000      5.50%, 12/01/08 FGIC Insured ........................    Aaa/AAA           1,348,650
               Clear Creek Colorado School District
   1,000,000      5.00%, 12/01/16 FSA Insured .........................    Aaa/AAA           1,040,000
               Denver City & County School District #1
   1,000,000      5.60%, 06/01/08 .....................................    Aa3/AA-           1,112,500
               Douglas & Elbert Counties School District # Re-1,
                  Series 1992
   1,000,000      5.00%, 12/15/10 FGIC Insured ........................    Aaa/AAA           1,078,750
   2,000,000      5.25%, 12/15/11 FGIC Insured ........................    Aaa/AAA           2,172,500
               El Paso County School District #11
   1,330,000      6.25%, 12/01/08 .....................................    Aa3/AA-           1,537,813
               El Paso County School District #20
   1,000,000      6.15%, 12/15/08 MBIA Insured ........................    Aaa/AAA           1,156,250
   1,500,000      5.00%, 12/15/14 FGIC Insured ........................    Aaa/AAA           1,586,250
               El Paso County School District #38
   1,110,000      5.70%, 12/01/12 .....................................    Aa3/NR            1,261,237
               El Paso County School District #49
   1,500,000      5.50%, 12/01/13 FSA Insured .........................    Aaa/AAA           1,685,625
   1,000,000      5.25%, 12/01/14 FGIC Insured ........................    Aaa/AAA           1,076,250
               Garfield County Colorado School District
   1,025,000      5.00%, 12/01/14 FSA Insured .........................    Aaa/NR            1,078,812



               Jefferson County School District # R-1
$  3,000,000      5.50%, 12/15/09 FGIC Insured ........................    Aaa/AAA       $   3,348,750
   2,340,000      5.25%, 12/15/11 FGIC Insured ........................    Aaa/AAA           2,535,975
   1,000,000      5.50%, 12/15/13 FGIC Insured ........................    Aaa/AAA           1,085,000
               Larimer County School District
   2,100,000      5.25%, 12/15/11 .....................................    Aa3/AA-           2,244,375
               Larimer Weld and Boulder County Colorado School
   2,000,000      5.90%, 12/15/05 .....................................    A1/AA-            2,157,500
               Mesa County School District #51
   1,065,000      6.00%, 12/01/06 MBIA Insured ........................    Aaa/AAA           1,206,112
   1,000,000      5.20%, 12/01/09 MBIA Insured ........................    Aaa/AAA           1,072,500
               Pueblo County Colorado School District # 71
   1,040,000      5.50%, 12/01/09 AMBAC Insured .......................    Aaa/AAA           1,136,200
   1,000,000      5.00%, 12/01/15 FGIC Insured ........................    Aaa/AAA           1,043,750
   3,440,000      5.00%, 12/01/16 FGIC Insured ........................    Aaa/AAA           3,564,700
               Weld & Adams County School District 3J
   1,000,000      5.50%, 12/15/10 AMBAC Insured .......................    Aaa/AAA           1,112,500
   1,385,000      5.25%, 12/01/17 FSA Insured .........................    Aaa/AAA           1,459,444
               Weld County Colorado School District # 2
   1,315,000      5.00%, 12/01/15 FSA Insured .........................    Aaa/AAA           1,377,462
               Weld County Colorado School District # 6
   1,195,000      5.00%, 12/01/15 FSA Insured .........................    Aaa/AAA           1,251,762
               Weld County Colorado School District # 8
   1,115,000      5.00%, 12/01/15 FSA Insured .........................    Aaa/AAA           1,167,962
                                                                                         -------------
                                                                                            54,027,623
                                                                                         -------------
                     Total General Obligation Bonds ...................                     80,797,233
                                                                                         -------------
               REVENUE BONDS (60.5%)
               --------------------------------------------------------
                  ELECTRIC (1.9%)
               Moffat County Colorado Pollution Control
   2,125,000      5.625%, 11/01/06 AMBAC Insured ......................    Aaa/AAA           2,366,719
               Platte River Power Authority
   1,500,000      6.00%, 06/01/07 MBIA Insured ........................    Aaa/AAA           1,696,875
                                                                                         -------------
                                                                                             4,063,594
                                                                                         -------------


         HIGHER EDUCATION (10.4%)
               --------------------------------------------------------
               City of Aurora Colorado Educational Development
                  Refunding Bonds Series 1994
$  1,580,000      6.00%, 10/15/07 .....................................    NR/BBB        $   1,666,900
               Colorado Educational & Cultural Facility Authority
   2,110,000      5.00%, 07/01/17 AMBAC Insured .......................    Aaa/AAA           2,175,938
               Colorado Post Secondary Educational Facility
   1,170,000      5.50%, 03/01/08 MBIA Insured ........................    Aaa/AAA           1,294,313
               Colorado Post Secondary Educational Facilities
                  Authority Refunding Revenue Bonds Series 93
   1,000,000      5.95%, 03/01/09 AMBAC Insured .......................    A2/AAA            1,034,910
               Colorado State Board of Agriculture Revenue,
                  Fort Lewis College
   1,000,000      6.50%, 10/01/06 FGIC Insured ........................    Aaa/AAA           1,011,040
               Colorado State Board of Agriculture
   1,000,000      5.40%, 04/01/06 MBIA Insured ........................    Aaa/AAA           1,034,440
   1,000,000      5.45%, 04/01/08 MBIA Insured ........................    Aaa/AAA           1,034,810
               Colorado State Board of Agriculture Revenue,
                  University of Southern Colorado Auxiliary Facility
   1,000,000      6.25%, 08/01/07 AMBAC Insured .......................    Aaa/AAA           1,003,320
               University of Colorado Enterprise System
   1,000,000      5.00%, 06/01/11 .....................................    Aa3/AA-           1,076,250
               University of Northern Colorado Auxiliary Facilities
   1,500,000      5.75%, 06/01/07 MBIA Insured, Pre-Refunded ..........    Aaa/AAA           1,621,875
   1,745,000      5.75%, 06/01/08 MBIA Insured ........................    Aaa/AAA           1,956,581
   1,390,000      5.00%, 06/01/15 AMBAC Insured .......................    Aaa/AAA           1,449,075
               University of Northern Colorado
   2,325,000      5.00%, 06/01/15 AMBAC Insured .......................    Aaa/AAA           2,432,531
   1,735,000      5.00%, 06/01/16 .....................................    Aa3/AA-           1,804,400
   1,000,000      5.25%, 06/01/17 FGIC Insured ........................    Aaa/AAA           1,056,250
                                                                                         -------------
                                                                                            21,652,633
                                                                                         -------------
               HOSPITAL (6.4%)
               --------------------------------------------------------
               Colorado Health Facility Authority Hospital Revenue
                  Boulder Community Hospital
   1,410,000      5.65%, 10/01/06 MBIA Insured ........................    Aaa/AAA           1,524,562


         Colorado Health Facility Authority Hospital
                  Revenue, Catholic Health
$  1,000,000      5.375%, 12/01/09 ....................................    Aa3/AA-       $   1,070,000
               Colorado Health Facility Authority Hospital
                  Revenue North Colorado Medical Center
   2,030,000      5.60%, 05/15/05 MBIA Insured ........................    Aaa/AAA           2,129,064
               Colorado Health Facility Authority Hospital Revenue,
                  Sisters of Charity-Leavenworth
   1,000,000      5.50%, 12/01/08 MBIA Insured ........................    Aaa/AAA           1,106,250
   1,500,000      5.25%, 12/01/10 MBIA Insured ........................    Aaa/AAA           1,620,000
               Colorado Health Facility Authority Sisters of Charity
                  Health Care
   1,000,000      6.25%, 05/15/09 AMBAC Insured, ETM ..................    Aaa/AAA           1,152,500
               Colorado Health Facility Community Provider
                  Pooled Loan Revenue
     455,000      7.20%, 07/15/05 FSA Insured .........................    Aaa/AAA             462,949
               Colorado Springs Hospital Revenue
   1,460,000      5.50%, 12/15/06 MBIA Insured ........................    Aaa/AAA           1,606,000
               Poudre Valley Hospital District, Refunding
   1,000,000      5.375%, 11/15/07 ....................................    NR/AA-            1,041,250
               University Colorado Hospital Authority
                  Hospital Revenue
   1,475,000      5.50%, 11/15/07 AMBAC Insured .......................    Aaa/NR            1,631,719
                                                                                         -------------
                                                                                            13,344,294
                                                                                         -------------
               HOUSING (5.7%)
               --------------------------------------------------------
               Adams County Colorado Multi-Family Housing
                  Revenue, Brittany Station Series A
   1,600,000      5.40%, 09/01/25 FNMA Insured ........................    NR/AAA            1,698,000
               City and County of Denver Colorado SFM Revenue
                  Series 1999 C
     795,000      5.00%, 11/01/15 GNMA Insured ........................    NR/AAA              811,894
               Colorado Housing Finance Authority
   1,000,000      5.00%, 08/01/13 Series 2001 .........................     A1/A+            1,023,750
   2,435,000      6.05%, 10/01/16 Series 1999A3 .......................    Aa2/NR            2,623,712
      90,000      6.125%, 11/01/23 Series 1998D3 ......................    Aa2/NR               96,300


     		    Colorado Housing Finance Authority, SFM
$     95,000      6.00%, 12/01/04 Series 1994C ........................    Aa2/NR        $      95,730
     645,000      5.625%, 06/01/10 Series 1995D .......................    Aa2/NR              657,900
     315,000      5.75%, 11/01/10 Series 1996A ........................    Aa2/A+              318,550
     455,000      6.25%, 12/01/12 Series 1994C ........................    Aa2/NR              457,275
               Colorado Housing Finance Authority, Single Family
                  Program  2000C3
     615,000      5.70%, 10/01/22 .....................................    Aa2/AA              641,138
               Colorado Housing Finance Authority, Single Family
                  Program Sub. 2000D
     970,000      5.40%, 10/01/12 .....................................     A1/A+            1,013,650
               Littleton Assisted Living Building Authority, Amity
                  Plaza Project Multi-Family Housing Revenue
                  Bond Series 1994
     825,000      6.10%, 03/01/06 .....................................     NR/A+              852,844
               Snowmass Village Multi-Family Revenue Refunding
   1,500,000      6.30%, 12/15/08 FSA Insured .........................    Aaa/AAA           1,542,810
                                                                                         -------------
                                                                                            11,833,553
                                                                                         -------------
               LEASE (4.8%)
               --------------------------------------------------------
               Aurora Colorado COP
   2,105,000      5.25%, 12/01/13 AMBAC Insured .......................    Aaa/AAA           2,270,769
               Broomfield Colorado COP
   2,500,000      5.10%, 12/01/12 AMBAC Insured .......................    Aaa/NR            2,693,750
               El Paso County COP
   1,100,000      5.25%, 12/01/09 MBIA Insured ........................    Aaa/AAA           1,216,875
               Lakewood Colorado COP
   1,440,000      5.20%, 12/01/13 AMBAC Insured .......................    Aaa/AAA           1,548,000
               Northern Colorado Water Conservancy District
   1,000,000      5.00%, 10/01/15 MBIA Insured ........................    Aaa/AAA           1,047,500
               Westminster, Colorado COP
   1,055,000      5.35%, 09/01/11 MBIA Insured ........................    Aaa/AAA           1,156,544
                                                                                         -------------
                                                                                             9,933,438
                                                                                         -------------
               SALES TAX (11.1%)
               --------------------------------------------------------
               City of Boulder Colorado
   1,045,000      5.25%, 08/15/10 AMBAC Insured .......................    Aaa/AAA           1,140,356
               Boulder Colorado Open Space Acquisition
   1,250,000      5.50%, 08/15/12 .....................................    Aa1/AA+           1,367,188


		   Boulder County Colorado Open Space & Use Tax
                  Revenue Bonds Series 1994
$  1,740,000      5.75%, 12/15/04, FGIC Insured .......................    Aaa/AAA       $   1,898,775
               Boulder County Colorado Sales & Use Tax Open
                  Space Series A
   1,000,000      5.45%, 12/15/12 FGIC Insured ........................    Aaa/AAA           1,098,750
               Colorado Springs Colorado Sales & Use Tax
                  Revenue Service Sales
   1,320,000      5.00%, 12/01/12 .....................................     A1/AA            1,390,950
               City & County of Denver Colorado Excise Tax Revenue
   2,000,000      5.375%, 09/01/10 FSA Insured ........................    Aaa/AAA           2,197,500
               Douglas County Colorado Sales & Use Tax Open
                  Space Revenue
   1,780,000      5.50%, 10/15/12 FSA Insured .........................    Aaa/AAA           1,964,675
               Golden Colorado Sales & Use Tax
   1,265,000      5.00%, 12/01/12 AMBAC Insured .......................    Aaa/AAA           1,363,037
               Jefferson County Open Space Sales Tax
   1,245,000      5.00%, 11/01/11 FGIC Insured ........................    Aaa/AAA           1,330,594
   1,600,000      5.00%, 11/01/13 AMBAC Insured .......................    Aaa/AAA           1,706,000
   1,080,000      5.00%, 11/01/14 AMBAC Insured .......................    Aaa/AAA           1,136,700
               Lakewood Colorado Sales & Use Tax Revenue
   1,040,000      5.25%, 12/01/09 .....................................     NR/AA            1,140,100
               Larimer County Colorado Sales Tax Revenue Bond
   1,000,000      5.50%, 12/15/12 AMBAC Insured .......................    Aaa/AAA           1,106,250
               Longmont Colorado Sales & Use Tax
   1,875,000      5.50%, 11/15/14 .....................................     NR/AA            2,029,688
               Thornton Colorado Sales Tax
   1,000,000      5.00%, 09/01/14 FSA Insured .........................    Aaa/AAA           1,051,250
               Westminster Colorado Sales Tax Revenue
   1,175,000      5.50%, 12/01/07 FGIC Insured ........................    Aaa/AAA           1,314,531
                                                                                         -------------
                                                                                            23,236,344
                                                                                         -------------
               TRANSPORTATION (4.0%)
               --------------------------------------------------------
               Arapahoe County Colorado E-470 Vehicle Registration
                  Revenue Bonds
   1,000,000      5.45%, 08/31/07 MBIA Insured ........................    Aaa/AAA           1,117,500
               Colorado Dept. of Transportation-Transportation
                  Revenue Anticipation Note
   1,000,000      6.00%, 06/15/13 AMBAC Insured .......................    Aaa/AAA           1,137,500


               Northwest Pkwy. Pub. Hwy. Auth. Series A
$  2,515,000      5.15%, 06/15/14 AMBAC Insured .......................    Aaa/AAA       $   2,697,337
               Regional Transportation District Colorado CTFS
   1,190,000      5.00%, 06/01/15 AMBAC Insured .......................    Aaa/AAA           1,245,038
               Regional Transportation District Sales Tax Revenue
   2,000,000      5.00%, 11/01/13 FGIC Insured ........................    Aaa/AAA           2,132,500
                                                                                         -------------
                                                                                             8,329,875
                                                                                         -------------
               WATER & SEWER (13.3%)
               --------------------------------------------------------
               Boulder Colorado Water & Sewer Revenue
   1,000,000      5.40%, 12/01/14 .....................................    Aa2/AA+           1,078,750
               Broomfield Colorado Water Activity Enterprise
   1,500,000      5.30%, 12/01/12 MBIA Insured ........................    Aaa/NR            1,648,125
   1,730,000      5.25%, 12/01/13 MBIA Insured ........................    Aaa/NR            1,879,212
               Centennial Water & Sewer District
   1,750,000      5.80%, 12/01/07 FSA Insured .........................    Aaa/AAA           1,922,812
               Colorado Clean Water Revenue City of Broomfield Sewer
   1,000,000      5.375%, 09/01/10 ....................................    Aaa/AAA           1,086,250
   1,985,000      5.00%, 12/01/15 AMBAC Insured .......................    Aaa/NR            2,079,288
               Colorado Water Conservancy District
   1,570,000      5.50, 6/15/12 MBIA Insured ..........................    Aaa/AAA           1,727,000
   1,000,000      6.50%, 11/01/05 FGIC Insured ........................    Aaa/AAA           1,014,310
     785,000      6.00%, 09/01/06 .....................................    Aaa/AAA             798,706
     215,000      6.00%, 09/01/06 .....................................    Aaa/AAA             218,442
   1,000,000      5.50%, 09/01/09 .....................................    Aaa/AAA           1,103,750
   1,635,000      5.00%, 09/01/12 .....................................    Aaa/AAA           1,753,538
   1,000,000      5.55%, 11/01/13 FGIC Insured ........................    Aaa/AAA           1,098,750
               Denver Colorado City and County Wastewater
   1,560,000      5.00%, 11/01/15 FGIC Insured ........................    Aaa/AAA           1,634,100
               Left Hand Water District, Series 1996
   1,530,000      5.75%, 11/15/08 MBIA Insured ........................    Aaa/AAA           1,673,437
               Metro Wastewater Reclamation District
   1,270,000      5.25%, 04/01/09 .....................................    Aa2/AA            1,374,775
               Northglenn Colorado Water & Sewer
   1,010,000      5.75%, 12/01/06 FSA Insured .........................    Aaa/AAA           1,132,463
               Pueblo Colorado Board Water Works
   1,000,000      5.50%, 11/01/10 FSA Insured .........................    Aaa/AAA           1,121,250
               Thornton, Colorado, Refunding
   2,000,000      5.60%, 12/01/06 FSA Insured .........................    Aaa/AAA           2,230,000

               Westminster Colorado Water & Wastewater
                  Utility Revenue
$  1,000,000      5.70%, 12/01/04 AMBAC Insured .......................    Aaa/AAA       $   1,088,750
                                                                                         -------------
                                                                                            27,663,708
                                                                                         -------------
               MISCELLANEOUS REVENUE (2.9%)
               --------------------------------------------------------
               Denver Colorado City & County Helen Bonfils Project
   2,275,000      5.875%, 12/01/09 ....................................    NR/AA-            2,496,813
               South Suburban Park & Recreational District
   1,000,000      6.00%, 11/01/07 .....................................    Baa/NR            1,097,500
               Thornton, Colorado Development Authority
   1,230,000      5.75%, 12/01/06 MBIA Insured ........................    Aaa/AAA           1,379,138
               Westminster, Colorado Golf Course Activity
   1,000,000      5.40%, 12/01/13 Asset Guarantee .....................     NR/AA            1,030,000
                                                                                         -------------
                                                                                             6,003,451
                                                                                         -------------
                     Total Revenue Bonds ..............................                    126,060,890
                                                                                         -------------

                  Total Investments (cost $195,386,561*) ..............     99.3%          206,858,123
                  Other assets less liabilities .......................      0.7             1,514,627
                                                                           ------        -------------
                  Net Assets                                               100.0%        $ 208,372,750
                                                                           ======        =============

                  * See note 4.

                                PORTFOLIO ABBREVIATIONS:
                  -----------------------------------------------

                  AMBAC - American Municipal Bond Assurance Corp.
                  COP   - Certificates of Participation
                  ETM   - Escrowed to Maturity
                  FGIC  - Financial Guaranty Insurance Co.
                  FNMA  - Federal Housing Administration
                  FSA   - Financial Security Assurance
                  GNMA  - Government National Mortgage Association
                  LOC   - Letter of Credit
                  MBIA  - Municipal Bond Investors Assurance Corp.
                  SFM   - Single Family Mortgage

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

ASSETS
   Investments at value (cost $195,386,561) ....................................................          $ 206,858,123
   Interest receivable .........................................................................              1,447,275
   Receivable for Fund shares sold .............................................................                638,740
   Receivable for investment securities sold ...................................................                152,103
   Other assets ................................................................................                 20,711
                                                                                                          -------------
   Total assets ................................................................................            209,116,952
                                                                                                          -------------
LIABILITIES
   Dividends payable ...........................................................................                184,060
   Cash overdraft ..............................................................................                323,803
   Payable for Fund shares redeemed ............................................................                106,055
   Management fee payable ......................................................................                 84,572
   Distribution fees payable ...................................................................                 28,655
   Accrued expenses ............................................................................                 17,057
                                                                                                          -------------
   Total liabilities ...........................................................................                744,202
                                                                                                          -------------
NET ASSETS .....................................................................................          $ 208,372,750
                                                                                                          =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ..........          $     196,694
   Additional paid-in capital ..................................................................            196,714,278
   Net unrealized appreciation on investments (note 4) .........................................             11,471,562
   Accumulated net realized gain on investments ................................................                146,625
   Distributions in excess of net investment income ............................................               (156,409)
                                                                                                          -------------
                                                                                                          $ 208,372,750
                                                                                                          =============
CLASS A
   Net Assets ..................................................................................          $ 196,666,160
                                                                                                          =============
   Capital shares outstanding ..................................................................             18,564,607
                                                                                                          =============
   Net asset value and redemption price per share ..............................................          $       10.59
                                                                                                          =============
   Offering price per share (100/96 of $10.59 adjusted to nearest cent) ........................          $       11.03
                                                                                                          =============
CLASS C
   Net Assets ..................................................................................          $   4,931,098
                                                                                                          =============
   Capital shares outstanding ..................................................................                466,390
                                                                                                          =============
   Net asset value and offering price per share ................................................          $       10.57
                                                                                                          =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...............................................          $       10.57*
                                                                                                          =============

CLASS Y
   Net Assets ..................................................................................          $   6,775,492
                                                                                                          =============
   Capital shares outstanding ..................................................................                638,400
                                                                                                          =============
   Net asset value, offering and redemption price per share ....................................          $       10.61
                                                                                                          =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...........................................                           $ 4,888,543

Expenses:

     Management fee (note 3) ...................................             $   496,506
     Distribution and service fees (note 3) ....................                  63,946
     Transfer and shareholder servicing agent fees .............                  59,947
     Trustees' fees and expenses ...............................                  35,985
     Shareholders' reports and proxy statements ................                  22,664
     Legal fees ................................................                  20,709
     Audit and accounting fees .................................                  15,634
     Custodian fees ............................................                  12,570
     Registration fees and dues ................................                   6,142
     Miscellaneous .............................................                  25,480
                                                                             -----------
     Total expenses ............................................                 759,583

     Expenses paid indirectly (note 7) .........................                  (5,660)
                                                                             -----------
     Net expenses ..............................................                               753,923
                                                                                           -----------
     Net investment income .....................................                             4,134,620

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....                 146,771
     Change in unrealized appreciation on investments ..........               5,322,402
                                                                             -----------
     Net realized and unrealized gain (loss) on investments ....                             5,469,173
                                                                                           -----------
     Net change in net assets resulting from operations ........                           $ 9,603,793
                                                                                           ===========

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2002         YEAR ENDED
                                                                        (UNAUDITED)      DECEMBER 31, 2001
                                                                    ----------------     -----------------
OPERATIONS:
   Net investment income ......................................       $   4,134,620        $   8,135,667
   Net realized gain (loss) from securities transactions ......             146,771              634,581
   Change in unrealized appreciation on investments ...........           5,322,402             (419,100)
                                                                      -------------        -------------
      Change in net assets from operations ....................           9,603,793            8,351,148
                                                                      -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ......................................          (4,129,797)          (8,214,058)

   Class C Shares:
   Net investment income ......................................             (54,485)             (42,762)

   Class Y Shares:
   Net investment income ......................................            (117,890)            (191,525)
                                                                      -------------        -------------
      Change in net assets from distributions .................          (4,302,172)          (8,448,345)
                                                                      -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ..................................          17,729,400           20,479,314
   Reinvested dividends and distributions .....................           2,592,740            4,938,149
   Cost of shares redeemed ....................................         (10,494,045)         (17,206,851)
                                                                      -------------        -------------
   Change in net assets from capital share transactions .......           9,828,095            8,210,612
                                                                      -------------        -------------
      Change in net assets ....................................          15,129,716            8,113,415

NET ASSETS:
   Beginning of period ........................................         193,243,034          185,129,619
                                                                      -------------        -------------
   End of period ..............................................       $ 208,372,750        $ 193,243,034
                                                                      =============        =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2002, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets. This fee will be reduced to 0.40% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

     KPM Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's net assets. This fee will be reduced to 0.16% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

     Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this service fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2002, service fees on Class A Shares amounted to $47,483 of which the Distributor received $2,264.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002, amounted to $12,347. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002 amounted to $4,116. The total of these payments with respect to Class C Shares amounted to $16,463 of which the Distributor received $1,676.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2002, total commissions on sales of Class A Shares amounted to $287,708 of which the Distributor received $40,813.

c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended June 30, 2002, the Fund accrued legal fees of $20,709 of which $20,582 were allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2002, purchases of securities and proceeds from the sales of securities aggregated $18,215,302 and $7,976,328, respectively.

     At June 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $195,373,517 amounted to $11,492,407 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $7,801 for a net unrealized appreciation of $11,484,606.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investmenT income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2002                    YEAR ENDED
                                                              (UNAUDITED)                 DECEMBER 31, 2001
                                                       --------------------------    ----------------------------
                                                         SHARES         AMOUNT         SHARES           AMOUNT
                                                         ------         ------         ------           ------
CLASS A SHARES:
   Proceeds from shares sold ...............           1,062,449     $ 11,116,054     1,612,617      $ 16,829,507
   Reinvested distributions ................             243,086        2,547,203       469,129         4,895,264
   Cost of shares redeemed .................            (870,896)      (9,089,387)   (1,387,127)      (14,460,101)
                                                       ---------     ------------    ----------      ------------
      Net change ...........................             434,639        4,573,870       694,619         7,264,670
                                                       ---------     ------------    ----------      ------------

CLASS C SHARES:
   Proceeds from shares sold ...............             293,551        3,052,603       112,228         1,178,600
   Reinvested distributions ................               3,835           40,151         2,749            28,650
   Cost of shares redeemed .................             (16,410)        (171,602)      (16,670)         (173,808)
                                                       ---------     ------------    ----------      ------------
      Net change ...........................             280,976        2,921,152        98,307         1,033,442
                                                       ---------     ------------    ----------      ------------

CLASS Y SHARES:
   Proceeds from shares sold ...............             337,924        3,560,743       235,668         2,471,207
   Reinvested distributions ................                 514            5,386         1,363            14,235
   Cost of shares redeemed .................            (117,256)      (1,233,056)     (247,313)       (2,572,942)
                                                       ---------     ------------    ----------      ------------
      Net change ...........................             221,182        2,333,073       (10,282)          (87,500)
                                                       ---------     ------------    ----------      ------------

Total transactions in Fund
   shares ..................................             936,797     $  9,828,095       782,644      $  8,210,612
                                                       =========     ============    ==========      ============

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   CLASS A
                                                                           --------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                           06/30/02       ---------------------------------------------------------
                                                          (UNAUDITED)        2001       2000         1999         1998        1997
                                                          -----------     --------    --------    --------     --------    --------
Net asset value, beginning of period ..................     $10.32         $10.31       $9.98      $10.63       $10.62      $10.41
                                                           --------       --------    --------    --------     --------    --------
Income (loss) from investment operations:
   Net investment income+ .............................      0.22           0.45        0.46        0.46         0.47        0.50
   Net gain (loss) on securities (both realized
      and unrealized) .................................      0.28           0.02        0.35       (0.55)        0.04        0.23
                                                           --------       --------    --------    --------     --------    --------
   Total from investment operations ...................      0.50           0.47        0.81       (0.09)        0.51        0.73
                                                           --------       --------    --------    --------     --------    --------
Less distributions (note 6):
   Dividends from net investment income ...............     (0.23)         (0.46)      (0.48)      (0.48)       (0.46)      (0.52)
   Distributions from capital gains ...................       -              -           -         (0.08)       (0.04)        -
                                                           --------       --------    --------    --------     --------    --------
   Total distributions ................................     (0.23)         (0.46)      (0.48)      (0.56)       (0.50)      (0.52)
                                                           --------       --------    --------    --------     --------    --------
Net asset value, end of period ........................     $10.59         $10.32      $10.31      $9.98        $10.63      $10.62
                                                           ========       ========    ========    ========     ========    ========

Total return (not reflecting sales charge) ............     4.85%++        4.64%       8.30%      (0.84)%        4.92%       7.21%
Ratios/supplemental data
   Net assets, end of period (in thousands) ...........    $196,666       $187,022    $179,816    $190,698     $208,771    $216,321
   Ratio of expenses to average net assets ............      0.75%*         0.76%       0.78%       0.76%        0.75%       0.75%
   Ratio of net investment income to average net assets      4.17%*         4.27%       4.53%       4.41%        4.47%       4.78%
   Portfolio turnover rate ............................      4.04%++       14.56%      22.45%      13.08%       15.20%      22.66%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ............      0.75%*         0.75%       0.77%       0.75%        0.73%       0.72%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Not annualized.
*  Annualized.

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CLASS C
                                                                 ----------------------------------------------------

                                                   SIX MONTHS
                                                     ENDED                      YEAR ENDED DECEMBER 31,
                                                    06/30/02     ----------------------------------------------------
                                                  (UNAUDITED)     2001        2000      1999        1998        1997
                                                  -----------    ------      ------    ------      ------      ------
Net asset value, beginning of period .........       $10.30      $10.29      $ 9.97    $10.61      $10.60      $10.41
                                                     ------      ------      ------    ------      ------      ------
Income (loss) from investment operations:
   Net investment income+ ....................        0.16        0.34        0.37      0.36        0.37        0.40
   Net gain (loss) on securities (both
      realized and unrealized) ...............        0.28        0.03        0.33     (0.54)       0.04        0.21
                                                     ------      ------      ------    ------      ------      ------
   Total from investment operations ..........        0.44        0.37        0.70     (0.18)       0.41        0.61
                                                     ------      ------      ------    ------      ------      ------
Less distributions (note 6):
   Dividends from net investment income ......       (0.17)      (0.36)      (0.38)    (0.38)      (0.36)      (0.42)
   Distributions from capital gains ..........         -           -           -       (0.08)      (0.04)        -
                                                     ------      ------      ------    ------      ------      ------
   Total distributions .......................       (0.17)      (0.36)      (0.38)    (0.46)      (0.40)      (0.42)
                                                     ------      ------      ------    ------      ------      ------
Net asset value, end of period ...............       $10.57      $10.30      $10.29    $ 9.97      $10.61      $10.60
                                                     ======      ======      ======    ======      ======      ======
Total return (not reflecting sales charge) ...       4.35%++     3.64%       7.18%    (1.70)%      3.92%       5.99%

Ratios/supplemental data
   Net assets, end of period (in thousands) ..       $4,931      $1,909      $  897    $1,932      $1,328      $1,036
   Ratio of expenses to average net assets ...       1.69%*      1.69%       1.73%     1.70%       1.69%       1.69%
   Ratio of net investment income to average
      net assets .............................       3.14%*      3.25%       3.60%     3.44%       3.50%       3.81%
   Portfolio turnover rate ...................       4.04%++    14.56%      22.45%    13.08%      15.20%      22.66%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...       1.68%*      1.68%       1.72%     1.69%       1.68%       1.66%

                                                                                          CLASS Y
                                                                   ------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                         YEAR ENDED DECEMBER 31,
                                                    06/30/02       ------------------------------------------------------
                                                   (UNAUDITED)      2001        2000        1999        1998        1997
                                                   -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .........        $10.33        $10.33      $10.00      $10.65      $10.64      $10.41
                                                      ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income+ ....................         0.22          0.45        0.46        0.46        0.48        0.52
   Net gain (loss) on securities (both
      realized and unrealized) ...............         0.29          0.02        0.35       (0.54)       0.04        0.25
                                                      ------        ------      ------      ------      ------      ------
   Total from investment operations ..........         0.51          0.47        0.81       (0.08)       0.52        0.77
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 6):
   Dividends from net investment income ......        (0.23)        (0.47)      (0.48)      (0.49)      (0.47)      (0.54)
   Distributions from capital gains ..........          -             -           -         (0.08)      (0.04)        -
                                                      ------        ------      ------      ------      ------      ------
   Total distributions .......................        (0.23)        (0.47)      (0.48)      (0.57)      (0.51)      (0.54)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...............        $10.61        $10.33      $10.33      $10.00      $10.65      $10.64
                                                      ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...        4.97%++       4.59%       8.36%      (0.79)%      4.97%       7.65%

Ratios/supplemental data
   Net assets, end of period (in thousands) ..        $6,775        $4,312      $4,417      $5,416      $7,047      $5,668
   Ratio of expenses to average net assets ...        0.69%*         0.71%       0.73%       0.71%       0.69%       0.70%
   Ratio of net investment income to average
      net assets .............................        4.22%*        4.32%       4.58%       4.45%       4.50%       4.76%
   Portfolio turnover rate ...................        4.04%++      14.56%      22.45%      13.08%      15.20%      22.66%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...        0.69%*        0.70%       0.72%       0.70%       0.68%       0.67%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Not annualized.
*  Annualized.

                See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on May 20, 2002. The holders of shares representing 79% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                Number of Votes:

         TRUSTEE                        FOR                        WITHHELD
         -------                        ---                        --------
         Lacy B. Herrmann               16,885,054                 126,967
         Tucker Hart Adams              15,100,344                 129,150
         Gary C. Cornia                 15,100,348                 129,146
         Diana P. Herrmann              15,051,678                 177,816
         John C. Lucking                15,116,511                 112,983
         Anne J. Mills                  15,103,146                 126,348
         J. William Weeks               15,063,848                 163,646

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:

         FOR                            AGAINST                   ABSTAIN
         ---                            -------                   -------
         15,000,482                     78,817                    150,745